ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
ACCOUNTS RECEIVABLE, NET
Accounts receivable, third-party customers	$ 26,921,268	$ 18,259,749
Less: allowance for doubtful account	$ (861,117)	$ (653,470)	$ (382,731)
Gross accounts receivable collected (as a percentage)	67.50%
Subsequent collection (as a percentage)	28.10%	67.50%
Subsequent collection	$ 6,600,000
Non-related party
ACCOUNTS RECEIVABLE, NET
Accounts receivable, third-party customers	26,921,268	$ 18,259,749
Less: allowance for doubtful account	(861,117)	(653,470)
Accounts receivable from third-party customers, net	$ 26,060,151	$ 17,606,279